Summary of Significant Accounting Policies - Fair Value Measurements (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents:
Total assets		$ 22,479	$ 29,944
Accounts payable and accrued expenses:
Business acquisition contingent liabilities		350	907
Total liabilities		350	907
Quoted Prices in Active Markets for Identical Assets (Level 1)
Cash equivalents:
Total assets		22,479	29,944
Accounts payable and accrued expenses:
Business acquisition contingent liabilities		0	0
Total liabilities		0	0
Significant Other Observable Inputs (Level 2)
Cash equivalents:
Total assets		0	0
Accounts payable and accrued expenses:
Business acquisition contingent liabilities		0	0
Total liabilities		0	0
Significant Unobservable Inputs (Level 3)
Cash equivalents:
Total assets		0	0
Accounts payable and accrued expenses:
Business acquisition contingent liabilities		350	907
Total liabilities		350	907
Money market mutual funds
Cash equivalents:
Money market mutual funds		22,479	29,944
Money market mutual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Cash equivalents:
Money market mutual funds	$ 26,300	22,479	29,944
Money market mutual funds | Significant Other Observable Inputs (Level 2)
Cash equivalents:
Money market mutual funds		0	0
Money market mutual funds | Significant Unobservable Inputs (Level 3)
Cash equivalents:
Money market mutual funds		$ 0	$ 0